Advance to suppliers, net	12 Months Ended
Dec. 31, 2025
Advance To Suppliers Net
Advance to suppliers, net

5.	Advance to suppliers, net

Advance to suppliers, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Prepayment for technology outsourcing service	112,197	41,242
Accounts recharge for recruitment service (1)	49,629	66,988
Prepayment for brand promotion	292	35,828
Others	1,703	12,405
Less: allowance for impairment losses	(174)	(174)
Total	163,647	156,289

The changes of allowance for impairment losses are as follows:

	For the Years Ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	174	174
Additions	-	-
Balance at the end of the year	174	174

The Company recorded impairment losses of RMB174, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

(1)	The Company engaged third-party suppliers to make the payment of compensation to flexible workers in flexible employment services on behalf of the Company. The Company was required to recharge the accounts in advance before the third-party suppliers make the payment to flexible workers.